FINANCIAL INSTRUMENTS - Assets and liabilities that are measured at fair value (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	£ 462	£ 81,161
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss		8,071
Level 1
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	21	329
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss	0
Level 2
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	368	80,759
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss	0
Level 3
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	73	73
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss		8,071
Deferred variable consideration
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss		8,071
Deferred variable consideration | Level 1
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss	0
Deferred variable consideration | Level 2
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss	0
Deferred variable consideration | Level 3
Financial assets at fair value through profit or loss
Total financial liabilities at fair value through profit or loss		8,071
Equity holdings
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	94	402
Equity holdings | Level 1
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	21	329
Equity holdings | Level 2
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	0
Equity holdings | Level 3
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	73	73
Digital assets
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	368	80,759
Digital assets | Level 1
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	0
Digital assets | Level 2
Financial assets at fair value through profit or loss
Total financial assets at fair value through profit or loss	£ 368	£ 80,759